Financial Instruments and Risk Management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 217	£ 107
Assets	735	818
Assets at fair value	952	925
Liabilities	516	234
Liabilities at fair value	516	234
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	141	91
Assets at fair value	141	91
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	735	818
Liabilities at fair value	516	234
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	76	16
Assets at fair value	76	16
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	187	166
Liabilities	181	91
Interest Rate Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	187	166
Liabilities	181	91
Cross-Currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	431	450
Liabilities	56
Cross-Currency Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	431	450
Liabilities	56
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	117	202
Liabilities	279	143
Forward Foreign Currency Contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	117	202
Liabilities	£ 279	£ 143